Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Summary of Other non-current liabilities	Other non-current liabilities consisted of the following:

	As of December 31,
	2019	2020
Government grants	46,798	217,682
Warranty	26,217	79,757

Total	73,015	297,439

Summary of movements of accrued warranty
Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2018	2019	2020
Accrued warranty - beginning of year	—	73	34,597
Warranty costs incurred	—	(575)	(925)
Provision for warranty	73	35,099	77,679

Accrued warranty - end of year	73	34,597	111,351
Less: Current portion of warranty	(11)	(8,380)	(31,594)

Non-current portion of warranty	62	26,217	79,757